[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
ANNUAL REPORT

DECEMBER 31, 2002


CREDIT SUISSE TRUST
- BLUE CHIP PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002
                                                                January 21, 2003

Dear Shareholder:

   For the 12 months ended December 31, 2002, Credit Suisse Trust -- Blue Chip Portfolio(1) (the "Portfolio") had a loss of 26.64%, versus a decline of 22.10% for the S&P 500 Index.(2)

   The year was another poor one for stocks. Equity markets showed signs of life early in the period, helped in part by evidence of economic recovery. However, as the year progressed, some extraordinary circumstances combined to put the equity market under great stress. The threat of war and continuing concerns about corporate governance and accounting provided an unsettling backdrop for an economy that, as it turned out, was not as strong as analysts had expected it to be. While consumer demand held up well, especially in the auto and housing sectors, investment demand remained weak. Stocks had an upward bounce in October and November, but ended the year on a negative note as risk concerns, which had temporarily subsided, returned (for one, war with Iraq seemed more imminent).

   Within this environment, the Portfolio had a loss, hurt by the broad-based selling pressure in the stock market. The Portfolio underperformed its benchmark for the 12 months, which we attribute primarily to weakness in certain of its communications, health-care and industrial-related holdings. One factor that aided the Portfolio was its limited exposure to the struggling utilities area.

   With three successive negative years for stocks now behind us, what are the prospects for equities in 2003? We note that not since the 1939 through 1941 period has the S&P 500 Index declined in such a fashion. Even the conditions of that three-year period are not quite comparable to present equity market conditions because the S&P's decline in 1939 was less than a half percent. One has to go all the way back to the period from 1929 through 1932 to find sequential equity market declines comparable to what we have experienced from 2000 to date.

   Of course, the U.S. economy is not in the midst of a great depression, which in the 1930s meant unemployment rates often in excess of 20%. Most evidence indicates that the economy is recovering slowly and we believe that growth could improve over the coming year. Typically, the path to recovery is neither smooth nor easily predictable. Moreover, it may take longer to restore investors' confidence if they mistakenly generalize about all companies from problems that are specific to only a few. Yet, when all of the factors causing investor anxiety and confusion are taken into account, we still believe that the

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economy is headed up. While not predictive, the historical record shows that the restoration of economic growth is favorable for the equity market. Examples of S&P 500 returns in recovery years include 37.2% in 1975, 21.4% in 1982, and 30.6% in 1991. These historical data are not a forecast -- again, past performance cannot guarantee future results -- but merely a reminder of the often close link between economic conditions and equity market conditions.


   Indeed, we believe we are beginning to see improvements in the sales, cash flows and earnings of the well-established companies the Portfolio targets. Of course, the threat of war remains a global war card and war worries could continue to periodically unsettle markets. Accounting concerns could return to weigh on stocks, though it has appeared more quiet on that front over the past few months, and we think corporations will continue on a trend toward more transparency.

   For our part, we intend to maintain sector weightings that are generally in line with those of the Portfolio's benchmark, reflecting our ongoing effort to add value via individual company selection over time.

Hugh Neuburger
Portfolio Manager

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                 CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO(1) AND
            THE S&P 500 INDEX(2) FROM INCEPTION (11/30/01). (UNAUDITED)

[CHART]

               CREDIT SUISSE TRUST
              BLUE CHIP PORTFOLIO(1)   S&P 500 INDEX(2)
   11/1              $10,000               $10,000
   12/1              $10,020               $10,088
    1/2               $9,800                $9,940
    2/2               $9,520                $9,749
    3/2               $9,880               $10,115
    4/2               $9,140                $9,502
    5/2               $9,000                $9,432
    6/2               $8,290                $8,760
    7/2               $7,670                $8,077
    8/2               $7,710                $8,130
    9/2               $6,850                $7,247
   10/2               $7,430                $7,885
   11/2               $7,870                $8,349
   12/2               $7,351                $7,858

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.


                    AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)
                 -----------------------------------------------------
                   1 YEAR                            SINCE INCEPTION
                  --------                           ---------------
                  (26.64%)                               (24.65%)


(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002

                                                                NUMBER OF
                                                                 SHARES      VALUE
                                                                --------   ---------
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (3.3%)
    General Dynamics Corp.                                        2,400    $ 190,488
    United Technologies Corp.                                     7,775      481,584
                                                                           ---------
                                                                             672,072
                                                                           ---------
AIR FREIGHT & COURIERS (1.3%)
    FedEx Corp.                                                   5,000      271,100
                                                                           ---------
BANKS (6.3%)
    Bank of New York Company, Inc.                               17,250      413,310
    Bank One Corp.                                               11,800      431,290
    Charter One Financial, Inc.                                   6,900      198,237
    Wells Fargo & Co.                                             5,000      234,350
                                                                           ---------
                                                                           1,277,187
                                                                           ---------
BEVERAGES (1.0%)
    PepsiCo, Inc.                                                 5,000      211,100
                                                                           ---------
BIOTECHNOLOGY (2.8%)
    Amgen, Inc.*                                                 11,700      565,578
                                                                           ---------
CHEMICALS (0.9%)
    Air Products & Chemicals, Inc.                                4,025      172,069
                                                                           ---------
COMMERCIAL SERVICES & SUPPLIES (1.5%)
    Avery Dennison Corp.                                          5,075      309,981
                                                                           ---------
COMMUNICATIONS EQUIPMENT (2.5%)
    Cisco Systems, Inc.*                                         32,100      420,510
    Motorola, Inc.                                               10,900       94,285
                                                                           ---------
                                                                             514,795
                                                                           ---------
COMPUTERS & PERIPHERALS (3.1%)
    Dell Computer Corp.*                                          8,300      221,942
    International Business Machines Corp.                         5,100      395,250
                                                                           ---------
                                                                             617,192
                                                                           ---------
DIVERSIFIED FINANCIALS (8.5%)
    American Express Co.                                         10,500      371,175
    Citigroup, Inc.                                              17,150      603,508
    Freddie Mac                                                   5,500      324,775
    J.P. Morgan Chase & Co.                                       9,400      225,600
    Merrill Lynch & Company, Inc.                                 5,325      202,084
                                                                           ---------
                                                                           1,727,142
                                                                           ---------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.5%)
    BellSouth Corp.                                              14,350      371,234
    SBC Communications, Inc.                                     11,200      303,632
    Verizon Communications, Inc.                                  6,000      232,500
                                                                           ---------
                                                                             907,366
                                                                           ---------
ELECTRIC UTILITIES (1.1%)
    Ameren Corp.                                                  5,300      220,321
                                                                           ---------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES      VALUE
                                                                --------   ---------
COMMON STOCKS (CONTINUED)
FOOD & DRUG RETAILING (3.5%)
    CVS Corp.                                                    12,275   $  306,507
    Sysco Corp.                                                  13,650      406,633
                                                                           ---------
                                                                             713,140
                                                                           ---------
FOOD PRODUCTS (2.4%)
    General Mills, Inc.                                          10,500      492,975
                                                                           ---------
HEALTHCARE EQUIPMENT & SUPPLIES (1.3%)
    Medtronic, Inc.                                               5,900      269,040
                                                                           ---------
HEALTHCARE PROVIDERS & SERVICES (1.2%)
    Cardinal Health, Inc.                                         4,100      242,679
                                                                           ---------
HOUSEHOLD PRODUCTS (2.7%)
    Colgate-Palmolive Co.                                         3,900      204,477
    Procter & Gamble Co.                                          4,025      345,909
                                                                           ---------
                                                                             550,386
                                                                           ---------
INDUSTRIAL CONGLOMERATES (4.7%)
    General Electric Co.                                         30,000      730,500
    Tyco International, Ltd.                                     13,275      226,737
                                                                           ---------
                                                                             957,237
                                                                           ---------
INSURANCE (6.7%)
    American International Group, Inc.                            4,200      242,970
    Hartford Financial Services Group, Inc.                      10,075      457,707
    Marsh & McLennan Companies, Inc.                              8,300      383,543
    St. Paul Companies, Inc.                                      8,100      275,805
                                                                           ---------
                                                                           1,360,025
                                                                           ---------
MEDIA (7.4%)
    AOL Time Warner, Inc.*                                       13,000      170,300
    E.W. Scripps Co. Class A                                      4,500      346,275
    Gannett Company, Inc.                                         3,000      215,400
    Omnicom Group, Inc.                                           6,350      410,210
    Viacom, Inc. Class B*                                         8,700      354,612
                                                                           ---------
                                                                           1,496,797
                                                                           ---------
METALS & MINING (0.9%)
    Alcoa, Inc.                                                   8,300      189,074
                                                                           ---------
MULTILINE RETAIL (6.1%)
    Costco Wholesale Corp.*                                       5,800      162,748
    Target Corp.                                                 13,800      414,000
    Wal-Mart Stores, Inc.                                        12,900      651,579
                                                                           ---------
                                                                           1,228,327
                                                                           ---------
OIL & GAS (6.3%)
    ChevronTexaco Corp.                                           4,750      315,780
    ConocoPhillips                                                6,781      328,133

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES      VALUE
                                                                --------   ---------
COMMON STOCKS (CONCLUDED)
OIL & GAS (CONCLUDED)

    Exxon Mobil Corp.                                            18,000    $ 628,920
                                                                           ---------
                                                                           1,272,833
                                                                           ---------
PERSONAL PRODUCTS (0.9%)
    Estee Lauder Companies, Inc. Class A                          6,600      174,240
                                                                           ---------
PHARMACEUTICALS (9.3%)
    Johnson & Johnson                                            11,000      590,810
    Pfizer, Inc.                                                 22,700      693,939
    Pharmacia Corp.                                               3,200      133,760
    Wyeth                                                        12,500      467,500
                                                                           ---------
                                                                           1,886,009
                                                                           ---------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.4%)
    Analog Devices, Inc.*                                         4,200      100,254
    Intel Corp.                                                  23,125      360,056
    Texas Instruments, Inc.                                      15,400      231,154
                                                                           ---------
                                                                             691,464
                                                                           ---------
SOFTWARE (5.7%)
    Microsoft Corp.*                                             17,675      913,797
    Oracle Corp.*                                                22,975      248,130
                                                                           ---------
                                                                           1,161,927
                                                                           ---------
TOTAL COMMON STOCKS (Cost  $25,338,192)                                   20,152,056
                                                                           ---------

                                                             PAR
                                                            (000)
                                                           -------
SHORT-TERM INVESTMENT (0.7%)
    State Street Bank and Trust Co. Euro Time Deposit,
    1.188%, 1/02/03 (Cost  $129,000)                         $129            129,000
                                                                           ---------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost  $25,467,192)                   20,281,056

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                   8,599
                                                                           ---------

NET ASSETS (100.0%)                                                      $20,289,655
                                                                         ===========


-------------------------------------------------------------------------------
*  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS
    Investments at value (Cost $25,467,192)                            $20,281,056
    Cash                                                                       136
    Dividend and interest receivable                                        22,789
    Receivable for portfolio shares sold                                    12,631
    Prepaid expenses                                                         6,987
                                                                        ----------
      Total Assets                                                      20,323,599
                                                                        ----------
LIABILITIES

    Advisory fee payable                                                     9,995
    Administrative services fee payable                                      4,493
    Trustees' fee payable                                                      607
    Other accrued expenses payable                                          18,849
                                                                        ----------
      Total Liabilities                                                     33,944
                                                                        ----------
NET ASSETS

    Capital stock, $0.001 par value                                          2,759
    Paid-in capital                                                     27,107,227
    Undistributed net investment income                                     52,548
    Accumulated net realized loss on investments                        (1,686,743)
    Net unrealized depreciation from investments                        (5,186,136)
                                                                       -----------
      Net Assets                                                       $20,289,655
                                                                       ===========
    Shares outstanding                                                   2,759,097
                                                                       -----------
    Net asset value, offering price, and redemption price per share          $7.35
                                                                       ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
    Dividends                                                                     $ 284,846
    Interest                                                                          7,039
                                                                                 -----------
      Total investment income                                                       291,885
                                                                                 -----------
EXPENSES

    Investment advisory fees                                                        154,741
    Administrative services fees                                                     35,922
    Printing fees                                                                    34,625
    Legal fees                                                                       29,709
    Audit fees                                                                       15,143
    Transfer agent fees                                                               3,855
    Custodian fees                                                                    3,786
    Registration fees                                                                 2,611
    Insurance expense                                                                 2,000
    Trustees' fees                                                                    1,738
    Interest expense                                                                    796
    Miscellaneous expense                                                             1,503
                                                                                 -----------
      Total expenses                                                                286,429
    Less: fees waived                                                               (47,096)
                                                                                 -----------
      Net expenses                                                                  239,333
                                                                                 -----------
       Net investment income                                                         52,552
                                                                                 -----------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS

    Net realized loss from investments                                           (1,686,743)
    Net change in unrealized appreciation (depreciation) from investments        (5,193,922)
                                                                                 -----------
    Net realized and unrealized loss from investments                            (6,880,665)
                                                                                 -----------
    Net decrease in net assets resulting from operations                        $(6,828,113)
                                                                                ============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR        FOR THE PERIOD
                                                                              ENDED                ENDED
                                                                        DECEMBER 31, 2002   DECEMBER 31, 2001(1)
                                                                        ------------------  -------------------
FROM OPERATIONS
  Net investment income                                                   $     52,552          $      1,493
  Net realized loss on investments                                          (1,686,743)                 --
  Net change in unrealized appreciation (depreciation) from investments     (5,193,922)                7,786
                                                                          --------------        ------------
  Net increase (decrease) in net assets resulting from operations           (6,828,113)                9,279
                                                                          --------------        ------------
FROM DIVIDENDS

  Dividends from net investment income                                          (1,497)                 --
                                                                          --------------        ------------
   Net decrease in net assets resulting from dividends                          (1,497)                 --
                                                                          --------------        ------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from sale of shares                                              25,534,366             5,123,932
  Reinvestment of dividends                                                      1,497                  --
  Net asset value of shares redeemed                                        (3,538,247)              (11,562)
                                                                          --------------        ------------
   Net increase in net assets from capital share transactions               21,997,616             5,112,370
                                                                          --------------        ------------
  Net increase in net assets                                                15,168,006             5,121,649
NET ASSETS

  Beginning of period                                                        5,121,649                  --
                                                                          --------------        ------------
  End of period                                                           $ 20,289,655          $  5,121,649
                                                                          ==============        ============
UNDISTRIBUTED NET INVESTMENT INCOME                                       $     52,548          $      1,493
                                                                          ==============        ============



-----------------------------------------------------------------------------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
FINANCIAL HIGHLIGHTS

(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                  FOR THE YEAR        FOR THE PERIOD
                                                     ENDED                ENDED
                                               DECEMBER 31, 2002   DECEMBER 31, 2001(1)
                                               ------------------  -------------------

PER SHARE DATA
  Net asset value, beginning of period              $    10.02          $    10.00
                                                    ----------          ----------
INVESTMENT OPERATIONS

  Net investment income                                   0.02                0.00(2)
  Net gain (loss) on investments
    (both realized and unrealized)                       (2.69)               0.02
                                                    ----------          ----------
      Total from investment operations                   (2.67)               0.02
                                                    ----------          ----------
LESS DIVIDENDS

  Dividends from net investment income                    0.00(2)              --
                                                    ----------          ----------
      Total dividends                                     0.00                 --
                                                    ----------          ----------
NET ASSET VALUE, END OF PERIOD                      $     7.35          $    10.02
                                                    ==========          ===========
      Total return(3)                                   (26.64)%              0.20%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)          $   20,290          $    5,122
    Ratio of expenses to average net assets               1.16%               1.16%(4)
    Ratio of net investment income
      to average net assets                               0.25%               0.35%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.23%               4.86%(4)
  Portfolio turnover rate                                   31%                  2%

------------------------------------------------------------------------------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2)  This amount represents less that $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

     A) SECURITY VALUATION-- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Trustees determines that using this method would not reflect an investment's fair value.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     E) USE OF ESTIMATES-- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the year ended December 31, 2002.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. CSFB has agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio based on the following fee structure:


           AVERAGE DAILY NET ASSETS       ANNUAL RATE
           ------------------------      ------------
           First $100 million          .75% of average daily net assets
           Over $100 million           .50% of average daily net assets


     For the year ended December 31, 2002, investment advisory fees earned and voluntarily waived were $154,741 and $42,991, respectively.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002, the Board of Trustees approved SSB to replace PFPC, Inc ("PFPC"), as co-administrator effective May 1, 2002.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2002, co-administrative services fees earned by CSAMSI were $20,632.

     For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:


           AVERAGE DAILY NET ASSETS                        ANNUAL RATE
           ------------------------                        ------------
           First $500 million                       .075% of average daily net assets
           Next $1 billion                          .065% of average daily net assets
           Over $1.5 billion                        .055% of average daily net assets


     For the period January 1, 2002 through April 30, 2002, co-administrative service fees earned, and voluntarily waived, by PFPC (including out of pocket expenses) were $4,919 and $4,105, respectively.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.


           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                        .050% of average daily net assets
           Next $5 billion                         .035% of average daily net assets
           Over $10 billion                        .020% of average daily net assets

     For the period May 1, 2002 through December 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket fees) were $10,371. In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2002, Merrill was paid $14,402 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

     The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2002 and during the fiscal year ended December 31, 2002, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $28,001,354 and $5,801,665, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio for the year ended December 31, 2002 and for the period ended December 31, 2001, respectively were as follows:


                                           FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                            DECEMBER 31, 2002  DECEMBER 31, 2001(1)
                                           ------------------  --------------------
  Shares sold                                   2,679,666              512,374
  Shares reinvested                                   195                   --
  Shares redeemed                                (431,980)              (1,158)
                                                ----------             --------
  Net increase                                  2,247,881              511,216
                                                ==========             ========


-------------------------------------------------------------------------------
(1) For the Period November 30, 2001 (commencement of operations) through December 31, 2001.

     On December 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:


                         NUMBER OF              APPROXIMATE PERCENTAGE
                       SHAREHOLDERS              OF OUTSTANDING SHARES
                       ------------             ----------------------
                             2                            98%


     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, Post-October losses, and excise tax regulations.

     The tax characteristics of dividends and distributions paid during the year ended December 31, 2002, and the period ended December 31, 2001, respectively, for the Portfolio were as follows:


                                  ORDINARY INCOME
                                 -----------------
                                  2002         2001
                                 ------       ------
                                 $1,497         $--


     At December 31, 2002, the components of distributable earnings on a tax basis for the Portfolio was as follows:

       Undistributed net investment income                 $    52,548
       Accumulated realized loss                            (1,686,743)
       Unrealized depreciation                              (5,186,136)
                                                           ------------
                                                           $(6,820,331)
                                                           ============

     At December 31, 2002, the Portfolio had $895,717 in capital loss carryovers available to offset possible future capital gains which expires on December 31, 2010.

     Under current tax law, certain losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended December 31, 2002, the Portfolio elected to defer net losses arising between November 1, 2002 and December 31, 2002 of $791,026.

     At December 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $25,467,192, $50,617, $(5,236,753) and $(5,186,136), respectively.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust -- Blue Chip Portfolio:


     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Blue Chip Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2003

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                            TERM                               NUMBER OF
                                            OF OFFICE(1)                       PORTFOLIOS IN
                                            AND                                FUND
                               POSITION(S)  LENGTH       PRINCIPAL             COMPLEX            OTHER
                               HELD WITH    OF TIME      OCCUPATION(S) DURING  OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST        SERVED       PAST FIVE YEARS       TRUSTEE            HELD BY TRUSTEE
----------------------------   ------------ -----------  --------------------  ----------------   ---------------
  INDEPENDENT TRUSTEES

  Richard H. Francis            Trustee and   Since       Currently retired;        54                  None
  c/o Credit Suisse Asset       Audit         1999        Executive Vice
  Management, LLC.              Committee                 President and
  466 Lexington Avenue          Member                    Chief Financial
  New York, New York                                      Officer of Pan Am
  10017-3140                                              Corporation and
                                                          Pan American
                                                          World Airways,
  Age: 70                                                 Inc. from 1988 to
                                                          1991



  Jack W. Fritz                 Trustee and   Since       Private investor;         53                  Director of
  2425 North Fish Creek Road    Audit         Trust       Consultant and                                Advo, Inc.
  P.O. Box 1287                 Committee     Inception   Director of Fritz                             (direct mail
  Wilson, Wyoming 83014         Member                    Broadcasting, Inc.                            advertising)
                                                          and Fritz
                                                          Communications
  Age: 75                                                 (developers and
                                                          operators of radio
                                                          stations) since
                                                          1987


  Jeffrey E. Garten             Trustee and   Since       Dean of Yale              53                  Director of
  Box 208200                    Audit         1998(2)     School of                                     Aetna, Inc.;
  New Haven, Connecticut        Committee                 Management and                                Director of
  06520-8200                    Member                    William S. Beinecke                           Calpine Energy
                                                          Professor in the                              Corporation;
  Age: 56                                                 Practice of                                   Director of
                                                          International                                 CarMax Group
                                                          Trade and Finance;                            (used car
                                                          Undersecretary of                             dealers)
                                                          Commerce for
                                                          International Trade
                                                          from November 1993
                                                          to October 1995;
                                                          Professor at
                                                          Columbia University
                                                          from September
                                                          1992 to November
                                                          1993

--------------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Trustee on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                          TERM                                NUMBER OF
                                          OF OFFICE(1)                        PORTFOLIOS IN
                                          AND                                 FUND
                             POSITION(S)  LENGTH       PRINCIPAL              COMPLEX            OTHER
                             HELD WITH    OF TIME      OCCUPATION(S) DURING   OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE        TRUST        SERVED       PAST FIVE YEARS        TRUSTEE            HELD BY TRUSTEE
--------------------------   ------------ -----------  --------------------   ----------------   ---------------
  INDEPENDENT TRUSTEES -- (CONTINUED)

  Peter F. Krogh             Trustee and   Since       Dean Emeritus and      53                 Member of
  301 ICC                    Audit         2001        Distinguished                             Board
  Georgetown University      Committee                 Professor of                              of The Carlisle
  Washington, DC 20057       Member                    International Affairs                     Companies Inc.;
                                                       at the Edmund A.                          Member of
  Age: 65                                              Walsh School of                           Selection
                                                       Foreign Service,                          Committee
                                                       Georgetown University;                    for Truman
                                                       Moderator of PBS                          Scholars and
                                                       foreign affairs                           Henry Luce
                                                       television series                         Scholars; Senior
                                                                                                 Associate of
                                                                                                 Center for
                                                                                                 Strategic and
                                                                                                 International
                                                                                                 Studies; Trustee
                                                                                                 of numerous
                                                                                                 world affairs
                                                                                                 organizations


  James S. Pasman, Jr.       Trustee and   Since       Currently retired;      55                Director of
  c/o Credit Suisse Asset    Audit         1999        President and Chief                       Education
  Management, LLC.           Committee                 Operating Officer of                      Management
  466 Lexington Avenue       Member                    National InterGroup,                      Corp.
  New York, New York                                   Inc. (holding company)
  10017-3140                                           from April 1989
                                                       to March 1991;
  Age: 71                                              Chairman of Permian
                                                       Oil Co. from April
                                                       1989 to March 1991

                                       19

                                          TERM                                 NUMBER OF
                                          OF OFFICE(1)                         PORTFOLIOS IN
                                          AND                                  FUND
                             POSITION(S)  LENGTH       PRINCIPAL               COMPLEX            OTHER
                             HELD WITH    OF TIME      OCCUPATION(S) DURING    OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE        TRUST        SERVED       PAST FIVE YEARS         TRUSTEE            HELD BY TRUSTEE
--------------------------   ------------ -----------  ---------------------   ----------------   ---------------
  INDEPENDENT TRUSTEES -- (CONTINUED)
  Steven N. Rappaport        Trustee and  Since        Partner of Lehigh       54                 None
  Lehigh Court, LLC          Audit        1999         Court, LLC since July
  40 East 52nd Street        Committee                 2002; President of
  New York, New York         Chairman                  SunGard Securities
  10022                                                Finance, Inc. from
                                                       2001 to July 2002;
  Age: 54                                              President of Loanet,
                                                       Inc. (on-line
                                                       accounting service)
                                                       from 1995 to 2001;
                                                       Director, President,
                                                       North American
                                                       Operations, and former
                                                       Executive Vice
                                                       President from 1992 to
                                                       1993 of Worldwide
                                                       Operations of
                                                       Metallurg Inc.
                                                       (manufacturer of
                                                       specialty metals and
                                                       alloys); Executive
                                                       Vice President,
                                                       Telerate, Inc.
                                                       (provider of real-time
                                                       information to the
                                                       capital markets) from
                                                       1987 to 1992;
                                                       Partner in the law
                                                       firm of Hartman &
                                                       Craven until 1987

  INTERESTED TRUSTEE

  William W. Priest(3)       Trustee       Since       Senior Partner and      60                 None
  Steinberg Priest & Sloane                1999        Fund Manager,
  Capital Management                                   Steinberg Priest &
  12 East 49th Street                                  Sloane Capital
  12th Floor                                           Management since
  New York, New York                                   March 2001; Chairman
  10017                                                and Managing
                                                       Director of CSAM
  Age: 61                                              from 2000 to
                                                       February 2001, Chief
                                                       Executive Officer and
                                                       Managing Director of
                                                       CSAM from 1990 to
                                                       2000


---------
(3) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he provides consulting services to CSAM.

                                                TERM
                                                OF OFFICE(1)
                                                AND
                               POSITION(S)      LENGTH
                               HELD WITH        OF TIME
  NAME, ADDRESS AND AGE        TRUST            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------        ----------       ------------  ----------------------------------------------
  OFFICERS

  Laurence R. Smith            Chairman         Since         Managing Director and Global Chief Investment Officer
  Credit Suisse Asset                           2002          of CSAM; Associated with JP Morgan Investment
  Management, LLC                                             Management from 1981 to 1999; Officer of other
  466 Lexington Avenue                                        Credit Suisse Funds
  New York, New York
  10017-3140

  Age: 44

  Hal Liebes, Esq.           Vice President     Since         Managing Director and Global General Counsel of CSAM;
  Credit Suisse Asset        and Secretary      1999          Associated with Lehman Brothers, Inc. from 1996 to 1997;
  Management, LLC                                             Associated with CSAM from 1995 to 1996; Associated with
  466 Lexington Avenue                                        CS First Boston Investment Management from 1994 to
  New York, New York                                          1995; Associated with Division of Enforcement, U.S.
  10017-3140                                                  Securities and Exchange Commission from 1991 to 1994;
                                                              Officer of other Credit Suisse Funds

  Age: 38

  Michael A. Pignataro       Treasurer and      Since         Director and Director of Fund Administration of CSAM;
  Credit Suisse Asset        Chief Financial    1999          Associated with CSAM since 1984; Officer of other
  Management, LLC            Officer                          Credit Suisse Funds
  466 Lexington Avenue
  New York, New York
  10017-3140

  Age: 43

  Gregory N. Bressler, Esq.  Assistant          Since         Director and Deputy General Counsel; Associated with
  Credit Suisse Asset        Secretary          2000          CSAM since January 2000; Associated with the law firm
  Management, LLC                                             of Swidler Berlin Shereff Friedman LLP from 1996 to 2000;
  466 Lexington Avenue                                        Officer of other Credit Suisse Funds
  New York, New York
  10017-3140

  Age: 36

                                       21

                                                TERM
                                                OF OFFICE(1)
                                                AND
                               POSITION(S)      LENGTH
                               HELD WITH        OF TIME
  NAME, ADDRESS AND AGE        TRUST            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------        ----------       ------------  ----------------------------------------------
  OFFICERS -- (CONCLUDED)

  Kimiko T. Fields, Esq.     Assistant          Since         Vice President and Legal Counsel; Associated with CSAM
  Credit Suisse Asset        Secretary          2002          since January 1998;  Officer of other Credit Suisse Funds
  Management, LLC
  466 Lexington Avenue
  New York, New York
  10017-3140

  Age: 39

  Rocco A. Del Guercio       Assistant          Since         Vice President and Administrative Officer of CSAM;
  Credit Suisse Asset        Treasurer          1999          Associated with CSAM since June 1996; Assistant
  Management, LLC                                             Treasurer, Bankers Trust Co. -- Fund Administration
  466 Lexington Avenue                                        from March 1994 to June 1996; Mutual Fund
  New York, New York                                          Accounting Supervisor, Dreyfus Corporation from
  10017-3140                                                  April 1987 to March 1994; Officer of other
                                                              Credit Suisse Funds

  Age: 39

  Joseph Parascondola       Assistant          Since          Assistant Vice President -- Fund Administration of CSAM
  Credit Suisse Asset       Treasurer           2000          since April 2000; Assistant Vice President, Deutsche
  Management, LLC                                             Asset Management from January 1999 to April 2000;  Assistant
  466 Lexington Avenue                                        Vice President, Weiss, Peck & Greer LLC from November
  New York, New York                                          1995 to December 1998; Officer of other Credit Suisse Funds
  10017-3140

  Age: 39


  Robert M. Rizza       Assistant              Since          Assistant Vice President of CSAM since January 2001;
  Credit Suisse Asset   Treasurer               2002          Administrative Officer of CSAM from March 1998 to
  Management, LLC                                             December 2000; Assistant Treasurer of Bankers Trust Co.
  466 Lexington Avenue                                        from April 1994 to March 1998; Officer of other Credit
  New York, New York                                          Suisse Funds
  10017-3140

  Age: 37

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
TAX INFORMATION LETTER (UNAUDITED)
December 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

     Corporate shareholders should note for the year ended December 31, 2002, the percentage of the Portfolio's investment income (I.E., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100.00%.

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